Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board ('AASB') and the Corporations Act 2001, as appropriate for for-profit oriented entities. These financial statements also comply with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board ('IASB').

Historical cost convention

The financial statements have been prepared under the historical cost convention.

Critical accounting estimates

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group's accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 2.

New, revised or amending Accounting Standards and Interpretations adopted

New, revised or amending Accounting Standards and Interpretations adopted

The annual financial statements have been prepared in accordance with the accounting policies adopted in the Group’s last annual financial statements for the year ended June 30, 2018, with the exception of new accounting standards IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments (2014) which became mandatorily effective for financial years beginning on or after January 1, 2018.

The nature and effect of the changes arising from these standards are summarised below.

New Standards adopted as at July 1, 2018

IFRS 15 Revenue from Contracts with Customers

IFRS 15 replaces IAS 18 and covers contracts for goods and services. IFRS 15 is based on the principle that revenue is recognised when control of a good or service transfers to a customer; so the notion of control replaces the existing notion of risks and rewards.

The Group has adopted IFRS 15 from July 1, 2018, using a modified retrospective approach. Under this approach, transitional adjustments are recognised in retained earnings as at July 1, 2018 (the date of initial application), without restating the comparative period.

Many of the Group’s contracts comprise a variety of performance obligations including, but not limited to, licensing fees, ongoing support, reimbursement of know how. Under IFRS 15, the Group must evaluate the separability of the promised goods or services based on whether they are ‘distinct’. A promised good or service is ‘distinct’ if both:

•	the customer benefits from the item either on its own or together with other readily available resources: and
•	it is ‘separately identifiable’ (i.e. the Group does not provide significant service integrating, modifying or customising it).

While this represents significant new guidance, the implementation of this new guidance did not have a significant impact on the timing or amount of revenue recognised during the year. No adjustments were required to account for the impact of IFRS 15 on initial adoption.

Note 1. Significant accounting policies continued

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement requirements. It makes changes to the previous guidance to the classification and measurement of financial assets and includes an ‘expected credit loss’ model for impairment of financial assets. Our financial assets include those outlined in note 9 and trade and other receivables.  There was no change to the classification of listed equity investments. They remain fair value through the profit and loss.  The security deposit also remains unchanged and therefore no adjustment was required to be made to retained earnings.

The classification of trade and other receivables changed from loans and receivables to amortised cost. No adjustment was required as a result of this change.

Changes in significant accounting policies

The Group’s accounting policies, which have changed as a result of the changes to accounting standards noted above, are summarised below:

Revenue

Revenue arises mainly from licensing revenues and royalties, as well through the provision of research and development services.

To determine whether to recognise revenue, the Group follows a 5-step process:

1. Identifying the contract with a customer

2. Identifying the performance obligations

3. Determining the transaction price

4. Allocating the transaction price to the performance obligations

5. Recognising revenue when/as performance obligation(s) are satisfied

Further information about each source of revenue from contracts with customers and the criteria for recognition follows.

Licensing revenues

Revenue from licensees of Benitec’s intellectual property reflects the transfer of a right to use the intellectual property as it exists at the point in time in which the licence is transferred to the customer. Consideration can be variable and is estimated using the most likely amount method. Subsequently, the estimate is constrained until it is highly probable that a significant revenue reversal will not occur when the uncertainty is resolved. Revenue is recognised as or when the performance obligations are satisfied.

The Group recognises contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as other liabilities in the statement of financial position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognises either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

Royalties

Revenue from licensees of Benitec’s intellectual property reflect a right to use the intellectual property as it exists at the point in time in which the licence is granted. Where consideration is based on sales of product by the licensee, revenue is recognised when the customer’s subsequent sales of product occurs.

Note 1. Significant accounting policies continued

Services revenue

Revenue is earned (constrained by variable considerations) from the provision of research and development services to customers. Services revenue is recognised when performance obligations are either satisfied over time or at a point in time. Generally, the provision of research and development services under a contract with a customer will represent satisfaction of a performance obligation over time where Benitec retains the right to payment for services performed but not yet completed.

Financial Instruments

Recognition and derecognition

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the financial instrument and are measured initially at fair value adjusted by transactions costs, except for those carried at fair value through profit or loss, which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below.

Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.

Classification and initial measurement of financial assets

Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).

Subsequent measurement of financial assets

For the purpose of subsequent measurement, financial assets, other than those designated and effective as hedging instruments, are classified into the following categories upon initial recognition:

•	financial assets at amortised cost
•	financial assets at fair value through profit or loss (FVPL)

Classifications are determined by both:

•	The entity’s business model for managing the financial asset
•	The contractual cash flow characteristics of the financial assets

All income and expenses relating to financial assets that are recognised in profit or loss are presented within finance costs, finance income or other financial items, except for impairment of trade receivables which is presented within other expenses.

Financial assets at amortised cost

Financial assets are measured at amortised cost if the assets meet the following conditions (and are not designated as FVPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows
•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding

Note 1. Significant accounting policies continued

After initial recognition, these are measured at amortised cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.

Financial assets at fair value through profit or loss (FVPL)

Financial assets that are held within a business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorised at fair value through profit and loss. Further, irrespective of business model, financial assets whose contractual cash flows are not solely payments of principal and interest are accounted for at FVPL. All derivative financial instruments fall into this category, except for those designated and effective as hedging instruments, for which the hedge accounting requirements apply. The Group’s investments in equity instruments fall under this category.

Impairment of financial assets

IFRS 9’s new impairment model uses more forward-looking information to recognize expected credit losses - the ‘expected credit losses (ECL) model’. The application of the new impairment model depends on whether there has been a significant increase in credit risk.

The Group considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

In applying this forward-looking approach, a distinction is made between:

•	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and
•	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).

•	‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.

12-month expected credit losses are recognised for the first category while ‘lifetime expected credit losses’ are recognised for the second category.

Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.

Trade and other receivables

The Group makes use of a simplified approach in accounting for trade and other receivables as well as contract assets and records the loss allowance at the amount equal to the expected lifetime credit losses. In using this practical expedient, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.

The Group assess impairment of trade receivables on a collective basis as they possess credit risk characteristics based on the days past due. The Group allows 1% for amounts that are 30 to 60 days past due, 1.5% for amounts that are between 60 and 90 days past due and writes off fully any amounts that are more than 90 days past due.

All financial assets, except for those at fair value through profit or loss (FVPL), are subject to review for impairment at least at each reporting date to identify whether there is any objective evidence that a financial asset or a group of financial assets is impaired.

Note 1. Significant accounting policies continued

Classification and measurement of financial liabilities

As the accounting for financial liabilities remains largely unchanged from IAS 39, the Group’s financial liabilities were not impacted by the adoption of IFRS 9. However, for completeness, the accounting policy is disclosed below.

The Group’s financial liabilities include trade and other payables. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss. Subsequently, financial liabilities are measured at amortised cost using the effective interest method except for financial liabilities designated at FVPL, which are carried subsequently at fair value with gains or losses recognised in profit or loss.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.

New Accounting Standards and Interpretations not yet mandatory or early adopted

IFRS 16 Leases - The IASB has issued a new standard for the recognition of leases. This will replace IAS 17: Leases. The new standard introduces a single lessee accounting model that no longer requires leases to be classified as operating or financing.

Other major changes include, the recognition of a right-to-use asset and liability, depreciation of right-to-use assets in line with IAS 16: Property Plant and Equipment, variable lease payments that depend on an index or rate are included in the initial measurement of lease liability, option for lessee to not separate non-lease components and account for all components as a lease, and additional disclosure requirements.

Impact - The entity has undertaken a detailed review and has concluded that it will have a material impact on its financial position on the transactions and balances recognized in the financial statements when it is first adopted for the year ending June 30, 2020 due to the material size of lease entered into by the Company.  The Company’s only lease is the lease on its research and development facilities. The Group’s existing lease commitments are set out in note 22.

The following is a reconciliation of total operating lease commitments as at June 30, 2019 to the lease liability recognised at July 1, 2019.

Total operating lease commitments disclosed at June 30, 2019	A$	920,883

Recognition exceptions:
Lease with remaining lease term of less than 12 months	A$	(7,621)

Operating leases liabilities before discounting	A$	913,262
Discounted using incremental borrowing rate	A$	(70,169)
Operating lease liabilities	A$	843,093

The Mandatory application date/date of adoption by group - Must be applied for financial years commencing on or after January 1, 2019. Expected date of adoption by the group: July 1, 2019.

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in future reporting periods and on foreseeable future transactions.

Going concern

Going concern

The directors have prepared the financial statements on a going concern basis after taking into consideration the net income for the year of A$4.094m (2018 loss: A$11.640m) and the cash and cash equivalents balance of A$22.411m (2018:A$16.085m). The directors have recognised the capital raisings in the last 3 years, performed a review of the cash flow forecasts, considered the cash flow needs of the Group, and believe that there will be sufficient cash to maintain the going concern status of the Group.

Note 1. Significant accounting policies continued

We expect that our research and development and general and administrative expenses will proceed at a lower rate compared to the previous year due to staff rationalisation and the single focus on OPMD program due to the loss of the Axovant contract.

The financial report does not contain any adjustments to the amounts or classifications of recorded assets or liabilities that might be necessary if the Group does not continue as a going concern.

The financial statements take no account of the consequences, if any, of the effects of unsuccessful product development or commercialisation, nor of the inability of the Group to obtain adequate funding in the future.

Parent entity information

Parent entity information

In accordance with the Corporations Act 2001, these financial statements present the results of the Group only. Supplementary information about the parent entity is disclosed in note 24.

Principles of consolidation

Principles of consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Benitec Biopharma Limited ('Company' or 'parent entity') as at June 30, 2019 and the results of all subsidiaries for the year then ended. Benitec Biopharma Limited and its subsidiaries together are referred to in these financial statements as the 'Group'.

Subsidiaries are all those entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

The Company’s 100% owned subsidiary, Tacere Therapeutics, Inc. has a 31 December year end. The Company is reviewing the appropriate time to align the subsidiary year end to the parent’s year end. For consolidation purposes Tacere prepares financial statements for the 12 month period ended 30 June that are used to consolidate into the group accounts.

Intercompany transactions, balances and unrealised gains on transactions between entities in the Group are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

The acquisition of subsidiaries is accounted for using the acquisition method of accounting. A change in ownership interest, without the loss of control, is accounted for as an equity transaction, where the difference between the consideration transferred and the book value of the share of the non-controlling interest acquired is recognised directly in equity attributable to the parent.

Where the Group loses control over a subsidiary, it derecognises the assets including goodwill, liabilities and non-controlling interest in the subsidiary together with any cumulative translation differences recognised in equity. The Group recognises the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Operating segments

Operating segments

Operating segments are presented using the 'management approach', where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers ('CODM'). The CODM is responsible for the allocation of resources to operating segments and assessing their performance.

Foreign currency translation

Note 1. Significant accounting policies continued

Foreign currency translation

The financial statements are presented in Australian dollars, which is Benitec Biopharma Limited's functional and presentation currency.

Foreign currency transactions

Foreign currency transactions are translated into Australian dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

Foreign operations

The assets and liabilities of foreign operations are translated into Australian dollars using the exchange rates at the reporting date. The revenues and expenses of foreign operations are translated into Australian dollars using the average exchange rates, which approximate the rates at the dates of the transactions, for the period. All resulting foreign exchange differences are recognised in other comprehensive income through the foreign currency reserve in equity. The foreign currency reserve is recognised in profit or loss when the foreign operation or net investment is disposed of.

Government research and development grants

Government research and development grants

Government grants are recognised at fair value where there is reasonable assurance that the grant will be received and all grant conditions will be met. Grants relating to expense items are recognised as income over the periods necessary to match the grant costs they are compensating.

Grant income is generated through the Australian federal government’s Research and Development Tax Incentive program, under which the government provides a cash refund for the 43.5% (2018: 43.5%) of eligible research and development expenditures. Grants are recorded when a reliable estimate can be made. In the twelve months ended `June 30, 2019 the Company estimated the grant income that will be receivable following the lodgement of the 2019 tax return. Prior to June 30, 2017 the grant income was only taken up on the lodgement of the previous year’s tax return, which was the time at which it was considered a reliable estimate could be made.

Income tax

Income tax

The income tax expense or benefit for the period is the tax payable on that period's taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognised for prior periods, where applicable.

Deferred tax assets and liabilities are recognised for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

•

When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or

•

When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled, and it is probable that the temporary difference will not reverse in the foreseeable future.

Note 1. Significant accounting policies continued

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

The carrying amount of recognised and unrecognised deferred tax assets are reviewed at each reporting date. Deferred tax assets recognised are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognised deferred tax assets are recognised to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

Benitec Biopharma Limited (the 'head entity') and its wholly-owned Australian subsidiaries have formed an income tax consolidated group under the tax consolidation regime. The head entity and each subsidiary in the tax consolidated group continue to account for their own current and deferred tax amounts. The tax consolidated group has applied the 'separate taxpayer within group' approach in determining the appropriate amount of taxes to allocate to members of the tax consolidated group. No tax sharing agreement has been entered between entities in the tax consolidated group.

In addition to its own current and deferred tax amounts, the head entity also recognises the current tax liabilities (or assets) and the deferred tax assets arising from unused tax losses and unused tax credits assumed from each subsidiary in the tax consolidated group.

Current and non-current classification

Current and non-current classification

Assets and liabilities are presented in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realised or intended to be sold or consumed in normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realised within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are always classified as non-current.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Plant and equipment

Plant and equipment

Plant and equipment is stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Note 1. Significant accounting policies continued

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Leasehold improvements	period of the lease term
Plant and equipment	3-7 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An item of plant and equipment is derecognised upon disposal or when there is no future economic benefit to the Group. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.

Leases

Leases

The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement and requires an assessment of whether the fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.

Impairment of non-financial assets

Impairment of non-financial assets

Other intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset's carrying amount exceeds its recoverable amount.

Recoverable amount is the higher of an asset's fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.

Trade and other payables

Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are measured at amortised cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Employee benefits

Employee benefits

Short-term employee benefits

Liabilities for wages and salaries and other employee benefits expected to be settled within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

Employee benefits not expected to be settled within 12 months of the reporting date are measured as the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on high quality corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

Note 1. Significant accounting policies continued

Defined contribution superannuation expense

Contributions to defined contribution superannuation plans are expensed in the period in which they are incurred.

Share-based payments

Equity-settled share-based compensation benefits are provided to directors and senior executives. The plan currently in place to provide these benefits is the Employee Share Option Plan ('ESOP').

Equity-settled transactions are awards of shares, or options over shares that are provided to employees in exchange for the rendering of services.

The cost of equity-settled transactions are measured at fair value on grant date. Fair value is independently determined using Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Group receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognised as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognised in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognised in previous periods.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum an expense is recognised as if the modification has not been made. An additional expense is recognised, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

If the non-vesting condition is within the control of the Group or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Group or employee and is not satisfied during the vesting period, any remaining expense for the award is recognised over the remaining vesting period, unless the award is forfeited. If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognised immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification. The dilutive effect, if any, of outstanding options is reflected as additional share dilution in the computation of earnings per share.

Fair value measurement

Fair value measurement

When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

Issued capital

Note 1. Significant accounting policies continued

Issued capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Costs related to an initial offering are expensed in the statement of profit or loss and other comprehensive income.

Earnings per share

Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to the owners of Benitec Biopharma Limited, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Goods and Services Tax ('GST') and other similar taxes

Goods and Services Tax ('GST') and other similar taxes

Revenues, expenses and assets are recognised net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognised as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the statement of financial position.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

Rounding of amounts

Rounding of amounts

The Parent entity has applied the relief available to it under ASIC Corporations (Rounding in Financial/Directors’ Reports). Instrument 2016/191 and accordingly amounts in the financial statements and Directors Report have been rounded off to the nearest $1,000, or in certain cases, to the nearest dollars.